Stockholders' Equity (Additional Information) (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 21, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Stockholders Equity Additional Information [Line Items]
Common stock, shares authorized		100,000,000		100,000,000
Stock-based compensation expense		$ 394,000		$ 773,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 400,000	$ 977,000
Stock Options Awarded Vest Period		5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Forfeitures In Period		1,520,000		415,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		9,197,000	[1]	708,000	[2]
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price	$ 0.09	$ 0.09	[1]	$ 1.79	[2]
Chief Operating Officer [Member]
Stockholders Equity Additional Information [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Forfeitures In Period	350,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	1,504,767
Chief Executive Officer [Member]
Stockholders Equity Additional Information [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Forfeitures In Period	1,036,104
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	5,015,891
Senior Amendment [Member]
Stockholders Equity Additional Information [Line Items]
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights		455,514
Unrestricted Stock Awards [Member] | 2009 Equity Incentive Plan
Stockholders Equity Additional Information [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		2,650,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		1,150,082
Unrestricted Stock Awards [Member] | 2014 Equity Incentive Plan
Stockholders Equity Additional Information [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		2,676,582
Stock Option And Warrant Awards [Member]
Stockholders Equity Additional Information [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		7 years 8 months 19 days
Subordinated Debt [Member]
Stockholders Equity Additional Information [Line Items]
Class of Warrant or Right, Outstanding						160,000

[1]	The weighted-average grant-date fair value of awards granted was $0.09.
[2]	The weighted-average grant-date fair value of awards granted was $1.61.